UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007
                                               ------------------

Check here if Amendment [ ];                   Amendment Number: ___
   This Amendment (Check only one):
        [ ] is a restatement.
        [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Basswood Capital Management, L.L.C.
Address:   645 Madison Avenue
           10th Floor
           New York, New York 10022

Form 13F File Number: 028-10569

     The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:      Matthew Lindenbaum
Title:     Managing Member
Phone:     (212) 521-9500

Signature, Place, and Date of Signing:


/s/ Matthew Lindenbaum    New York, New York     November 14, 2007
----------------------    ------------------     -----------------
[Signature]               [City, State]          [Date]


Report Type (Check only one.):

[X]      13F HOLDINGS REPORT.

[ ]      13F NOTICE.

[ ]      13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:  None

                              Form 13F SUMMARY PAGE

                                 REPORT SUMMARY


Number of Other Included Managers: 6*

Form 13F Information Table Entry Total: 96

Form 13F Information Table Value Total: $ 1,134,965,181

List of Other Included Managers:

No. 1
   ---
Form 13F File Number 028-10565
Name:  Basswood Financial Partners, L.P.
       ---------------------------------

No. 2
   ---
Form 13F File Number 028-10566
Name:  Basswood Opportunity Fund, Inc.
       -------------------------------

No. 3
   ---
Form 13F File Number 028-10567
Name:  Basswood International Fund, Inc.
       ---------------------------------

No. 4
   ---
Form 13F File Number 028-10568
Name:  Basswood Opportunity Partners, L.P.
       -----------------------------------

No. 5
   ---
Form 13F File Number 028-10570
Name:  Basswood Partners, L.L.C.
       -------------------------

No. 6
   ---
Form 13F File Number 028-11843
Name:  Whitewood Financial Partners, L.P.
       ----------------------------------


* Messrs. Bennett Lindenbaum and Matthew Lindenbaum, as Principals of Basswood Partners, L.L.C. and Basswood Capital Management, L.L.C., have investment discretion over the investment portfolios reported herein.

                                               FORM 13F INFORMATION TABLE


------------------------ -------- --------- -------------- ---------------------- -----------  -----------  ----------
Basswood Partners                                                                    Item 6:                Item 8:
Combination Report                                                                Investment                Voting
September 30, 2007                                                                Discretion                Authority
                                                                                                            (shares)
------------------------ -------- --------- -------------- ---------------------- -----------  -----------  ----------
Item 1:                  Item 2:  Item 3:   Item 4:                 Item 5:       Shares       Item 7:
Name of Issuer           Title of CUSIP     Fair Mkt       Shares or     SHRS/PRN As Defined   Managers     Shared
                         Class    Number    Value USD      Principal Amt Put/Call in Instr. V  See Inst. V
------------------------ -------- --------- -------------- ------------- -------- -----------  -----------  ----------
Advanced Auto Parts,     Common   00751Y106     23,504,551    700,374       SH         x       1,2,3,4,5,6       x
Inc (AAP)
------------------------ -------- --------- -------------- ------------- -------- -----------  -----------  ----------
Allstate Corporation     Common   020002101     5,181,014      90,593       SH         x           1,5           x
(ALL)
------------------------ -------- --------- -------------- ------------- -------- -----------  -----------  ----------
American Campus          Common   024835100       797,479      27,227       SH         x       1,2,3,4,5,6       x
Communities (ACC)
------------------------ -------- --------- -------------- ------------- -------- -----------  -----------  ----------
American Standard COs    Common   029712106     6,823,260     191,557       SH         x       1,2,3,4,5,6       x
Inc (ASD)
------------------------ -------- --------- -------------- ------------- -------- -----------  -----------  ----------
Anixter International    Common   035290105    11,561,799     140,228       SH         x         1,4,5,6         x
Inc (AXE)
------------------------ -------- --------- -------------- ------------- -------- -----------  -----------  ----------
Astoria Financial Corp.  Common   046265104    45,388,957   1,710,854       SH         x       1,2,3,4,5,6       x
(AF)
------------------------ -------- --------- -------------- ------------- -------- -----------  -----------  ----------
Autozone Inc. (AZO)      Common   053332102     3,764,562      32,414       SH         x           5,6           x
------------------------ -------- --------- -------------- ------------- -------- -----------  -----------  ----------
Avalonbay Communities    Common   053484101       797,613       6,756       SH         x       1,2,3,4,5,6       x
Inc. (AVB)
------------------------ -------- --------- -------------- ------------- -------- -----------  -----------  ----------
Bank of America Corp.    Common   060505104    70,563,455   1,403,689       SH         x       1,2,3,4,5,6       x
(BAC)
------------------------ -------- --------- -------------- ------------- -------- -----------  -----------  ----------
Bank of New York (BK)    Common   064058100    19,828,890     449,228       SH         x       1,2,3,4,5,6       x
------------------------ -------- --------- -------------- ------------- -------- -----------  -----------  ----------
BB&T Corporation (BBT)   Common   054937107     1,840,290      45,563       SH         x           5,6           x
------------------------ -------- --------- -------------- ------------- -------- -----------  -----------  ----------
Beacon Roofing Supply    Common   073685109    12,016,349   1,175,768       SH         x       1,2,3,4,5,6       x
Inc. (BECN)
------------------------ -------- --------- -------------- ------------- -------- -----------  -----------  ----------
Bear Stearns (BSC)       Common   073902108    18,583,171     151,316       SH         x       1,2,3,4,5,6       x
------------------------ -------- --------- -------------- ------------- -------- -----------  -----------  ----------
Best Buy Co Inc (BBY)    Common   086516101     8,354,793     181,547       SH         x          2,3,5          x
------------------------ -------- --------- -------------- ------------- -------- -----------  -----------  ----------
Boston Properties Inc.   Common   101121101       806,368       7,761       SH         x       1,2,3,4,5,6       x
(BXP)
------------------------ -------- --------- -------------- ------------- -------- -----------  -----------  ----------
Brookfield Property      Common   112900105     4,100,731     164,688       SH         x       1,2,3,4,5,6       x
Corp. (BPO)
------------------------ -------- --------- -------------- ------------- -------- -----------  -----------  ----------
Brown & Brown Inc.       Common   115236101    12,971,633     493,218       SH         x       1,2,3,4,5,6       x
(BRO)
------------------------ -------- --------- -------------- ------------- -------- -----------  -----------  ----------
Burlington Northern      Common   12189T104     7,305,300      90,000       SH         x           4,5           x
Santa Fe (BNI)
------------------------ -------- --------- -------------- ------------- -------- -----------  -----------  ----------
Camden Property Trust    Common   133131102       814,433      12,676       SH         x       1,2,3,4,5,6       x
(CPT)
------------------------ -------- --------- -------------- ------------- -------- -----------  -----------  ----------
Capital One Financial    Common   14040H105    10,295,454     154,982       SH         x       1,2,3,4,5,6       x
Corp. (COF)
------------------------ -------- --------- -------------- ------------- -------- -----------  -----------  ----------
Carter's Inc. (CRI)      Common   146229109    12,923,211     647,780       SH         x       1,2,3,4,5,6       x
------------------------ -------- --------- -------------- ------------- -------- -----------  -----------  ----------
Cemex S A (CX)           Common   151290889    33,487,424   1,119,232       SH         x          4,5,6          x
------------------------ -------- --------- -------------- ------------- -------- -----------  -----------  ----------
Circuit City Stores Inc  Common   172737108     2,564,715     324,237       SH         x          2,3,5          x
(CC)
------------------------ -------- --------- -------------- ------------- -------- -----------  -----------  ----------
Citigroup Inc. (C)       Common   172967101    11,402,834     244,329       SH         x         1,4,5,6         x
------------------------ -------- --------- -------------- ------------- -------- -----------  -----------  ----------
City National Corp.      Common   178566105     5,192,745      74,705       SH         x          1,5,6          x
(CYN)
------------------------ -------- --------- -------------- ------------- -------- -----------  -----------  ----------
Comerica, Inc. (CMA)     Common   200340107     5,128,820     100,016       SH         x          1,5,6          x
------------------------ -------- --------- -------------- ------------- -------- -----------  -----------  ----------
Commerce Bancorp Inc.    Common   200519106    47,738,374   1,231,005       SH         x       1,2,3,4,5,6       x
(CBH)
------------------------ -------- --------- -------------- ------------- -------- -----------  -----------  ----------
Countrywide Financial    Common   222372104    59,974,896   3,154,913       SH         x       1,2,3,4,5,6       x
Corporation (CFC)
------------------------ -------- --------- -------------- ------------- -------- -----------  -----------  ----------
Cousins Porperties Inc   Common   222795106       845,891      28,811       SH         x       1,2,3,4,5,6       x
(CUZ)
------------------------ -------- --------- -------------- ------------- -------- -----------  -----------  ----------
DCT Industrial Trust     Common   233153105       797,919      76,210       SH         x       1,2,3,4,5,6       x
Inc (DCT)
------------------------ -------- --------- -------------- ------------- -------- -----------  -----------  ----------
Diamondrock Hospitality  Common   252784301       772,429      44,367       SH         x       1,2,3,4,5,6       x
Co (DRH)
------------------------ -------- --------- -------------- ------------- -------- -----------  -----------  ----------
Downey Finl Corp (DSL)   Common   261018105    15,902,167     275,124       SH         x       1,2,3,4,5,6       x
------------------------ -------- --------- -------------- ------------- -------- -----------  -----------  ----------
Equity Lifestyle         Common   29472R108       824,242      15,912       SH         x       1,2,3,4,5,6       x
Properties (ELS)
------------------------ -------- --------- -------------- ------------- -------- -----------  -----------  ----------
Equity Residential       Common   29476L107       803,527      18,969       SH         x       1,2,3,4,5,6       x
(EQR)
------------------------ -------- --------- -------------- ------------- -------- -----------  -----------  ----------
Federal Realty Invs      Common   313747206       804,488       9,080       SH         x       1,2,3,4,5,6       x
Trust (FRT)
------------------------ -------- --------- -------------- ------------- -------- -----------  -----------  ----------
Fidelity National        Common   31620R105    27,253,259   1,559,110       SH         x         1,4,5,6         x
Financial Inc. (FNF)
------------------------ -------- --------- -------------- ------------- -------- -----------  -----------  ----------
Fidelity National        Common   31620M106     9,038,379     203,705       SH         x          1,5,6          x
Information Svcs. (FIS)
------------------------ -------- --------- -------------- ------------- -------- -----------  -----------  ----------
Fifth Third Bancorp      Common   316773100     3,171,405      93,607       SH         x           1,5           x
(FITB)
------------------------ -------- --------- -------------- ------------- -------- -----------  -----------  ----------
Finova Corp. (FNVG)      Common   317928109         4,181      92,912       SH         x           1,5           x
------------------------ -------- --------- -------------- ------------- -------- -----------  -----------  ----------
First American Corp.     Common   318522307    21,214,039     579,302       SH         x         1,4,5,6         x
(FAF)
------------------------ -------- --------- -------------- ------------- -------- -----------  -----------  ----------
FirstFed Financial       Common   337907109     3,671,209      74,091       SH         x         1,4,5,6         x
Corp. (FED)
------------------------ -------- --------- -------------- ------------- -------- -----------  -----------  ----------
General Growth           Common   370021107       832,558      15,527       SH         x       1,2,3,4,5,6       x
Properties (GGP)
------------------------ -------- --------- -------------- ------------- -------- -----------  -----------  ----------
Goodman Global, Inc.     Common   38239A100    22,880,025     958,125       SH         x       1,2,3,4,5,6       x
(GGL)
------------------------ -------- --------- -------------- ------------- -------- -----------  -----------  ----------
Great Lakes Bancorp,     Common   390914109       125,065       9,298       SH         x           1,5           x
Inc. (GLK)
------------------------ -------- --------- -------------- ------------- -------- -----------  -----------  ----------
Harley-Davidson Inc      Common   412822108     6,468,984     139,991       SH         x          2,3,5          x
(HOG)
------------------------ -------- --------- -------------- ------------- -------- -----------  -----------  ----------
HCP Inc (HCP)            Common   40414L109       835,685      25,194       SH         x       1,2,3,4,5,6       x
------------------------ -------- --------- -------------- ------------- -------- -----------  -----------  ----------
Hilb, Rogal and Hobbs    Common   431294107    16,587,331     382,814       SH         x       1,2,3,4,5,6       x
(HRH)
------------------------ -------- --------- -------------- ------------- -------- -----------  -----------  ----------
Home Depot Inc. (HD)     Common   437076102     7,874,648     242,745       SH         x         1,4,5,6         x
------------------------ -------- --------- -------------- ------------- -------- -----------  -----------  ----------
Host Hotels & Resorts    Common   44107P104       786,275      35,039       SH         x       1,2,3,4,5,6       x
Inc (HST)
------------------------ -------- --------- -------------- ------------- -------- -----------  -----------  ----------
IMC Mortgage Co. (IMCC)  Common   449923101           689     229,516       SH         x           1,5           x
------------------------ -------- --------- -------------- ------------- -------- -----------  -----------  ----------
JP Morgan Chase & Co.    Common   46625H100    35,414,355     772,901       SH         x          1,5,6          x
(JPM)
------------------------ -------- --------- -------------- ------------- -------- -----------  -----------  ----------
Lakeland Bancorp Inc.    Common   511637100     1,792,533     131,998       SH         x            5            x
(LBAI)
------------------------ -------- --------- -------------- ------------- -------- -----------  -----------  ----------
Legg Mason Inc (LM)      Common   524901105     5,548,642      65,828       SH         x       1,2,3,4,5,6       x
------------------------ -------- --------- -------------- ------------- -------- -----------  -----------  ----------
Lennar Corp. (LEN)       Common   526057104     6,899,054     304,594       SH         x         1,4,5,6         x
------------------------ -------- --------- -------------- ------------- -------- -----------  -----------  ----------
M/I Homes Inc (MHO)      Common   55305B101       475,858      34,259       SH         x           1,5           x
------------------------ -------- --------- -------------- ------------- -------- -----------  -----------  ----------
Macerich Co (MAC)        Common   554382101       829,908       9,476       SH         x       1,2,3,4,5,6       x
------------------------ -------- --------- -------------- ------------- -------- -----------  -----------  ----------
Masco Corp. (MAS)        Common   574599106     6,274,274     270,793       SH         x         1,4,5,6         x
------------------------ -------- --------- -------------- ------------- -------- -----------  -----------  ----------
MDC Holdings Inc (MDC)   Common   552676108    18,604,610     454,436       SH         x         1,4,5,6         x
------------------------ -------- --------- -------------- ------------- -------- -----------  -----------  ----------
Morgan Stanley (MS)      Common   617446448     8,366,967     132,809       SH         x         1,4,5,6         x
------------------------ -------- --------- -------------- ------------- -------- -----------  -----------  ----------
MSC Industrial Direct    Common   553530106    18,738,991     370,409       SH         x         1,4,5,6         x
Co-A (MSM)
------------------------ -------- --------- -------------- ------------- -------- -----------  -----------  ----------
National City Corp.      Common   635405103       294,256      11,728       SH         x            5            x
(NCC)
------------------------ -------- --------- -------------- ------------- -------- -----------  -----------  ----------
NCI Building Systems     Common   628852105    19,302,901     446,723       SH         x       1,2,3,4,5,6       x
Inc. (NCS)
------------------------ -------- --------- -------------- ------------- -------- -----------  -----------  ----------
Office Depot Inc (ODP)   Common   676220106     8,214,967     398,398       SH         x          2,3,5          x
------------------------ -------- --------- -------------- ------------- -------- -----------  -----------  ----------
OfficeMax Inc (OMX)      Common   67622P101     9,927,848     289,695       SH         x       1,2,3,4,5,6       x
------------------------ -------- --------- -------------- ------------- -------- -----------  -----------  ----------
Pacific Capital Bancorp  Common   69404P101     2,594,232      98,640       SH         x          1,5,6          x
(PCBC)
------------------------ -------- --------- -------------- ------------- -------- -----------  -----------  ----------
Piper Jaffray Companies  Common   724078100           214           4       SH         x            5            x
(PJC)
------------------------ -------- --------- -------------- ------------- -------- -----------  -----------  ----------
Post Properties Inc      Common   737464107       761,190      19,669       SH         x       1,2,3,4,5,6       x
(PPS)
------------------------ -------- --------- -------------- ------------- -------- -----------  -----------  ----------
Prologis (PLD)           Common   743410102       845,763      12,747       SH         x       1,2,3,4,5,6       x
------------------------ -------- --------- -------------- ------------- -------- -----------  -----------  ----------
Public Storage (PSA)     Common   74460D109       799,556      10,166       SH         x       1,2,3,4,5,6       x
------------------------ -------- --------- -------------- ------------- -------- -----------  -----------  ----------




------------------------ -------- --------- -------------- ---------------------- -----------  -----------  ----------
Basswood Partners                                                                    Item 6:                Item 8:
Combination Report                                                                Investment                Voting
September 30, 2007                                                                Discretion                Authority
                                                                                                            (shares)
------------------------ -------- --------- -------------- ---------------------- -----------  -----------  ----------
Item 1:                  Item 2:  Item 3:   Item 4:                 Item 5:       Shares       Item 7:
Name of Issuer           Title of CUSIP     Fair Mkt       Shares or     SHRS/PRN As Defined   Managers     Shared
                         Class    Number    Value USD      Principal Amt Put/Call in Instr. V  See Inst. V
------------------------ -------- --------- -------------- ------------- -------- -----------  -----------  ----------
Pulte Homes Inc. (PHM)   Common   745867101    17,336,976    1,273,841      SH         x          1,5,6          x
------------------------ -------- --------- -------------- ------------- -------- -----------  -----------  ----------
Regency Centers Corp     Common   758849103       842,178       10,973      SH         x       1,2,3,4,5,6       x
(REG)
------------------------ -------- --------- -------------- ------------- -------- -----------  -----------  ----------
Royal Caribbean Cruises  Common   V7780T103     7,484,393      191,760      SH         x          4,5,6          x
Ltd (RCL)
------------------------ -------- --------- -------------- ------------- -------- -----------  -----------  ----------
SL Green Realty Corp.    Common   78440X101       818,207        7,007      SH         x       1,2,3,4,5,6       x
(SLG)
------------------------ -------- --------- -------------- ------------- -------- -----------  -----------  ----------
Sovereign Bancorp (SOV)  Common   845905108    26,915,359    1,579,540      SH         x         1,4,5,6         x
------------------------ -------- --------- -------------- ------------- -------- -----------  -----------  ----------
Standard Pacific Corp    Common   85375C101       545,256       99,318      SH         x          1,4,5          x
(SPF)
------------------------ -------- --------- -------------- ------------- -------- -----------  -----------  ----------
Staples Inc (SPLS)       Common   855030102     2,931,150      136,396      SH         x         1,4,5,6         x
------------------------ -------- --------- -------------- ------------- -------- -----------  -----------  ----------
State Street Corp.       Common   857477103     8,414,488      123,452      SH         x         1,4,5,6         x
(STT)
------------------------ -------- --------- -------------- ------------- -------- -----------  -----------  ----------
Sysco Corp (SYY)         Common   871829107    19,166,532      538,537      SH         x       1,2,3,4,5,6       x
------------------------ -------- --------- -------------- ------------- -------- -----------  -----------  ----------
Taubman Centers Inc      Common   876664103       806,960       14,739      SH         x       1,2,3,4,5,6       x
(TCO)
------------------------ -------- --------- -------------- ------------- -------- -----------  -----------  ----------
TCF Financial Corp.      Common   872275102     1,464,195       55,928      SH         x           1,5           x
(TCB)
------------------------ -------- --------- -------------- ------------- -------- -----------  -----------  ----------
Toll Brothers Inc.       Common   889478103    33,458,083    1,673,741      SH         x         1,4,5,6         x
(TOL)
------------------------ -------- --------- -------------- ------------- -------- -----------  -----------  ----------
US Bancorp (USB)         Common   902973304    69,115,822    2,124,679      SH         x       1,2,3,4,5,6       x
------------------------ -------- --------- -------------- ------------- -------- -----------  -----------  ----------
USI Holdings Corp        Common   90333H101       384,880       22,640      SH         x            5            x
(USIH)
------------------------ -------- --------- -------------- ------------- -------- -----------  -----------  ----------
Ventas Inc (VTR)         Common   92276F100       838,433       20,252      SH         x       1,2,3,4,5,6       x
------------------------ -------- --------- -------------- ------------- -------- -----------  -----------  ----------
Vornado Realty Trust     Common   929042109     5,259,407       48,097      SH         x           1,5           x
(VNO)
------------------------ -------- --------- -------------- ------------- -------- -----------  -----------  ----------
Wachovia Corp. (WB)      Common   929903102    11,473,116      228,776      SH         x       1,2,3,4,5,6       x
------------------------ -------- --------- -------------- ------------- -------- -----------  -----------  ----------
Wal Mart Stores Inc.     Common   931142103    17,529,927      401,602      SH         x       1,2,3,4,5,6       x
(WMT)
------------------------ -------- --------- -------------- ------------- -------- -----------  -----------  ----------
Washington Mutual (WM)   Common   939322103    20,937,206      592,954      SH         x          1,5,6          x
------------------------ -------- --------- -------------- ------------- -------- -----------  -----------  ----------
Watsco Inc (WSO)         Common   942622200    33,227,722      715,652      SH         x       1,2,3,4,5,6       x
------------------------ -------- --------- -------------- ------------- -------- -----------  -----------  ----------
WCI Communities Inc      Common   92923C104       236,306       39,450      SH         x           5,6           x
(WCI)
------------------------ -------- --------- -------------- ------------- -------- -----------  -----------  ----------
Wells Fargo & CO (WFC)   Common   949746101    67,246,357    1,887,882      SH         x       1,2,3,4,5,6       x
------------------------ -------- --------- -------------- ------------- -------- -----------  -----------  ----------
Wesco International      Common   95082P105    22,406,135      521,801      SH         x       1,2,3,4,5,6       x
Inc. (WCC)
------------------------ -------- --------- -------------- ------------- -------- -----------  -----------  ----------
Westamerica Bancorp.     Common   957090103     3,011,064       60,451      SH         x           1,5           x
(WABC)
------------------------ -------- --------- -------------- ------------- -------- -----------  -----------  ----------
Whole Foods Market Inc   Common   966837106     9,140,196      186,687      SH         x       1,2,3,4,5,6       x
(WFMI)
------------------------ -------- --------- -------------- ------------- -------- -----------  -----------  ----------
Willis Group Holdings    Common   G96655108    22,085,165      539,452      SH         x       1,2,3,4,5,6       x
Ltd (WSH)
------------------------ -------- --------- -------------- ------------- -------- -----------  -----------  ----------
Winnebago Inds Inc.      Common   974637100       996,035       41,710      SH         x           5,6           x
(WGO)
------------------------ -------- --------- -------------- ------------- -------- -----------  -----------  ----------

------------------------ -------- --------- -------------- ------------- -------- -----------  -----------  ----------
Total                                       $1,134,965,181  36,208,695
------------------------ -------- --------- -------------- ------------- -------- -----------  -----------  ----------